Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 8,391,670	$ 8,092,437
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	424,169	445,452
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	99,024	118,493
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(20,204)	(21,732)
Teekay Parent
Segment Reporting Information [Line Items]
Total assets	1,246,858	1,877,450
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	13,056	13,620
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	311,550	366,229
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	25,224	26,527
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Total assets	233,225	280,774
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,162,756	4,624,321
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	36,701	112,844
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 2,106,169	$ 2,125,909